June 22, 2006

Via EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Mutual of America Investment Corporation (Aggressive Equity Fund reorganization)
Registration Statement on Form N-14 (File no. 333-131941)
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on June 21, 2006, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

Thomas L. Martin

Senior Vice President and

Associate General Counsel